                                                                       September 17, 2007

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      Galaxy Variable Annuity
                  (File no. 33-47976)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Life Assurance Corporation Variable Account
E ("the Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the
Account's semi-annual report for the period ending June 30, 2007 has been transmitted to contract owners in accordance with Rule
30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual report with respect to the following specific portfolios:

Filer/Entity:              Columbia Funds Variable Insurance Trust
Registration No.: 811-05199
CIK No.:          0000815425
Accession No.:             0001104659-07-059928
Date of Filing:            08/31/07

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel